                      As filed with the Securities and Exchange Commission on August 25, 2004

                                                                       File No. 811-21622
=================================================================================================================================

                                        SECURITIES AND EXCHANGE COMMISSION
                                              WASHINGTON, D.C. 20549

                                               --------------------

                                                     FORM N-1A

                        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                                         (Check appropriate box or boxes)
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                                    THRIVENT FINANCIAL SECURITIES LENDING TRUST
                                (Exact Name of Registrant as Specified in Charter)

                               625 Fourth Avenue South, Minneapolis, Minnesota 55415
                                (Address of Principal Executive Offices) (Zip Code)

                                                  (612) 340-7005
                               (Registrant's Telephone Number, Including Area Code)
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                                                   John C. Bjork
                                                Assistant Secretary
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                      (Name and Address of Agent for Service)

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EXPLANATORY NOTE

This  Registration  Statement  on Form  N-1A is being  filed by the  Registrant  pursuant  to  Section  8(b) of the
Investment Company Act of 1940, as amended (the "1940 Act").  However,  beneficial  interests in the Registrant are not  registered  under the  Securities  Act of 1933 (the "1933 Act")  because such  interests  are issued solely in private  placement  transactions  that do not involve any "public  offering"  within the meaning of Section 4(2) of the 1933 Act.  Investments  in the  Registrant  may only be made by domestic  investment  companies,  institutional client separate accounts,  401(k) plan assets,  common or commingled trust funds or collective investment trusts or similar  organizations  or entities that are  "accredited  investors"  within the meaning of Regulation D under the
1933 Act. This  Registration  Statement  does not constitute an offer to sell, or the  solicitation  of an offer to buy, within the meaning of the 1933 Act, any beneficial interests in the Registrant.

                                                      PART A

                                    THRIVENT FINANCIAL SECURITIES LENDING TRUST

                                                  August 25, 2004

ITEM 1.  FRONT AND BACK COVER PAGES

         Not Applicable.

ITEM 2.  RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE

         Not Applicable.

ITEM 3.  RISK/RETURN SUMMARY: FEE TABLE

         Not Applicable.

ITEM 4.  INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS, AND DISCLOSURE OF PORTFOLIO HOLDINGS

         Thrivent Financial for Lutherans  ("Thrivent  Financial") has established a securities lending program for its clients.  Each client that  participates  in the  securities  lending  program as a lender  ("Lender")
         enters into a securities lending  authorization  agreement with Thrivent Financial.  Under such agreement,
         Thrivent  Financial is  authorized  to invest the cash  collateral  securing  loans of  securities of each
         Lender in a variety of investments.  Thrivent  Financial  Securities  Lending Trust (the "Trust") has been established  primarily  for the  investment  and  reinvestment  of cash  collateral  on behalf of  Lenders participating in Thrivent Financial's securities lending program.

         Thrivent Financial (the "Adviser") serves as the investment adviser for the Trust's portfolio (the
         "Portfolio").

         The  investment  objective,  principal  strategies  and risks of the Portfolio are  described  below.  The investment  objective  of the  Portfolio  may be changed at any time by the Board of Trustees of the Trust upon at least 30 days' prior  written  notice to  shareholders  of the  Portfolio.  See the  Statement  of
         Additional Information for a description of the Portfolio's investment restrictions.

         OBJECTIVE AND STRATEGIES

         The Portfolio seeks to:

         o        maximize current income to the extent consistent with the preservation of capital and liquidity; and

         o        maintain a stable  $1.00 per share net asset value by  investing  in  dollar-denominated  securities  with remaining maturity of one year or less.

         The Portfolio principally invests in the following high-quality U.S. dollar-denominated instruments:

         o        U.S. Government Securities;

         o        Instruments of U.S. and foreign banks,  including  certificates of deposit,  bankers' acceptances and time deposits  (including  Eurodollar  certificates  of deposit,  Eurodollar  time deposits and Yankee certificates of deposit);

         o        Corporate debt obligations, including commercial paper of U.S. and foreign companies;

         o        Variable amount master demand notes;

         o        Debt  obligations  of foreign  governments  and foreign  government  subdivisions  and their  agencies and instrumentalities and organizations;

         o        Repurchase agreements;

         o        Mortgage-backed securities;

         o        Asset-backed securities;

         o        Floating-rate notes, medium term notes and master term notes; and

         o        Other Investment Companies registered under Section 2a-7 of the 1940 Act.

         All  investments  will qualify as "eligible  securities"  within the meaning of Rule 2a-7.  The  Portfolio seeks to  maintain  a stable  net asset  value  per  share of $1.00 by  valuing  its  portfolio  using the amortized cost method and will comply with the requirements of Rule 2a-7.

         DESCRIPTION OF PRINCIPAL SECURITY TYPES

         Below is information about the Portfolio's  principal  investment  techniques.  The Portfolio may also use strategies and invest in securities as described in the Statement of Additional Information.

         U.S. GOVERNMENT  SECURITIES.  U.S.  Government  Securities include obligations issued or guaranteed by the
         U.S. Treasury or by an agency or instrumentality of the U.S.  Government.  U.S. Government  Securities may
         be backed by the full faith and credit of the U.S.  Treasury,  the right to borrow from the U.S.  Treasury or the agency or instrumentality issuing or guaranteeing the security.

         REPURCHASE  AGREEMENTS.  In a repurchase  agreement,  a Portfolio  purchases  securities  from a financial institution  that  agrees  to  repurchase  the  securities  from the  Portfolio  within a  specified  time
         (normally one day) at the Portfolio's cost plus interest.

         STRIPPED  SECURITIES.  Stripped  securities  are U.S.  Treasury  bonds and notes,  the unmatured  interest coupons  of which  have been  separated  from the  underlying  obligation.  Stripped  securities  are zero coupon  obligations  that are normally  issued at a discount from their face value. A Portfolio may invest no more than 25% of its assets in stripped  securities  that have been stripped by their holder,  which is typically a custodian bank or investment brokerage firm.

         VARIABLE AND FLOATING RATE  INSTRUMENTS.  A floating rate security  provides for the automatic  adjustment of its interest rate whenever a specified  interest  rate changes.  A variable rate security  provides for the automatic  establishment of a new interest rate on set dates.  Interest rates on variable and floating rate  instruments  are ordinarily tied to a widely  recognized  interest rate, such as the yield on 90-day
         U.S.  Treasury  bills or the prime  rate of a  specified  bank.  These  rates may change as often as twice daily.  Generally,  changes in interest  rates will have a smaller  effect on the market value of variable and floating  rate  securities  than on the market value of  comparable  fixed-income  obligations.  Thus, investing  in variable  and floating  rate  securities  generally  affords  less  opportunity  for capital appreciation and depreciation than investing in comparable fixed income securities.

         SECTION 4(2)  COMMERCIAL  PAPER.  The Portfolio  may invest in commercial  paper issued in reliance on the so-called  private placement  exemption from  registration  afforded by Section 4(2) of the Securities Act of 1933,  as amended  (the "1933 Act").  Section  4(2) paper is  restricted  as to  disposition  under the federal  securities laws and generally is sold to  institutional  investors,  such as the Portfolio,  that agree they are purchasing the paper for investment and not for  distribution.  Any resale by the purchaser must be in an exempt transaction.  Section 4(2) paper normally is resold to other institutional  investors through,  or with the assistance  of, the issuer or investment  dealers that make a market in Section 4(2)
         paper.  Section 4(2) paper will not be subject to the Portfolio's  10% limitation on illiquid  securities, if the Adviser  (pursuant  to  guidelines  established  by the Board of Trustees of the Trust)  determines that a liquid trading market exists for the securities.

         WHEN-ISSUED  TRANSACTIONS.  The  Portfolio  may  invest in  securities  prior to their  date of  issuance.
         These  securities  may fall in value  from the time  they  are  purchased  to the time  they are  actually issued,  which may be any time from a few days to over a year.  No Portfolio  will invest more than 25% of its net assets in when-issued securities.

         FORWARD  COMMITMENTS.  The  Portfolio  may contract to purchase  securities  for a fixed price at a future date beyond the customary  settlement  time,  provided that the forward  commitment is consistent with the
         Portfolio's  ability  to manage its  investment  portfolio,  maintain  a stable net asset  value and honor redemption  requests.  When effecting such  transactions,  cash or liquid  high-quality  debt  obligations held by the  Portfolio of a dollar amount  sufficient  to make payment for the Portfolio  securities to be purchased  will be segregated on the  Portfolio's  records at the trade date and will be maintained  until the  transaction  is  settled.  The  failure  of the  other  party  to the  transaction  to  complete  the transaction  may cause the  Portfolio to miss an  advantageous  price or yield.  The  Portfolio  bears the risk of price fluctuations during the period between the trade and settlement dates.

         VARIABLE  AMOUNT  MASTER DEMAND  NOTES.  The Portfolio may invest in variable  amount master demand notes, which are  unsecured  obligations  that are  redeemable  upon  demand  and are  typically  unrated.  These instruments are issued pursuant to written  agreements  between their issuers and holders.  The agreements permit the holders to  increase  (subject  to an agreed  maximum)  and the holders and issuers to decrease the  principal  amount of the notes,  and  specify  that the rate of  interest  payable  on the  principal fluctuates according to an agreed upon formula.

         MORTGAGE-RELATED  PASS-THROUGH  SECURITIES.  The  Portfolio  may  invest in  mortgage-related  securities.
         Mortgage   pass-through   certificates  are  issued  by  governmental,   government-related   and  private
         organizations  and are  backed  by pools of  mortgage  loans.  The  price  and  yield of these  securities typically  assume that the  securities  will be  redeemed  prior to  maturity.  When  interest  rates fall substantially,  these securities are generally  redeemed early because the underlying  mortgages are often prepaid.  In that case a Portfolio  would have to reinvest  the money at a lower rate.  In  addition,  the price or yield of mortgage related-securities may fall if they are redeemed later than expected.

         ZERO COUPON  SECURITIES.  These  securities are notes,  bonds and  debentures  that (i) do not pay current interest  and are issued at a  substantial  discount  from par  value,  (ii) have been  stripped  of their unmatured  interest  coupons and receipts,  or (iii) pay no interest until a stated date one or more years into the future.  These  securities  also include  certificates  representing  interests in such  stripped coupons and receipts.

         Because a zero  coupon  security  pays no  interest  to its holder  during  its life or for a  substantial period of time,  it usually  trades at a deep  discount  from its face or par value and will be subject to greater  fluctuations  in market value in response to changing  interest  rates than debt  obligations  of comparable maturity that make regular distributions of interest.

         EURODOLLAR  CERTIFICATES OF DEPOSIT ("ECDs"),  EURODOLLAR TIME DEPOSITS  ("ETDs") AND YANKEE  CERTIFICATES
         OF  DEPOSIT  ("YCDs").  ECDs and ETDs are U.S.  dollar  denominated  certificates  of  deposit  issued  by foreign  branches of domestic banks and foreign banks.  YCDs are U.S. dollar  denominated  certificates of deposit issued by U.S. branches of foreign banks.

         Different  risks than those  associated  with the  obligations of domestic banks may exist for ECDs,  ETDs and YCDs because the banks issuing  these  instruments,  or their  domestic or foreign  branches,  are not necessarily  subject to the same  regulatory  requirements  that  apply to  domestic  banks,  such as loan
         limitations,   examinations  and  reserve,  accounting,   auditing,  recordkeeping  and  public  reporting
         requirements.  Obligations of foreign issuers also involve risks such as future unfavorable  political and economic  developments,  withholding  tax,  seizures  of foreign  deposits,  currency  controls,  interest limitations,  and other  governmental  restrictions that might affect repayment of principal or payment of interest, or the ability to honor a credit commitment.

         RISK FACTORS

         The Portfolio is subject to the following principal risks:

         o        The rate of income will vary from day to day, depending on short-term interest rates.

         o        In general, bond prices fall when interest rates rise.

         o        Variable and floating rate securities exhibit greater price variations than fixed-rate securities.

         o        An  investment in the Portfolio is not a deposit of Thrivent Financial or any other bank and is not insured or guaranteed by the Federal  Deposit  Insurance  Corporation  or any other  governmental agency.

         o        Although the Portfolio seeks to preserve a stable net asset value of $1.00 per share, it is possible that an investor  may lose money by investing in the  Portfolio.  For example,  a major change in interest rates or a default on a security or a repurchase  agreement  could cause the value of an investment in the Portfolio to decline.

         o        The Portfolio may invest more than 25% of its assets in the banking industry. Concentrating in the banking  industry  may  involve  additional  risks.  Banks are  subject to  extensive  government regulation.  They  largely  depend  on the  availability  and cost of  capital  funds  for  their profitability, which can change significantly when interest rates change.

         o        The Portfolio may invest up to 50% of its assets in U.S. dollar-denominated instruments issued by foreign branches of foreign banks.  Extensive public  information  about a foreign issuer may not be available and unfavorable political,  economic, or governmental  developments could affect the value of a foreign security.

         o        The Portfolio may invest up to 25% of its total assets in zero coupon securities called STRIPS, which are  separately  traded  interest and  principal  components  of U.S.  Treasury  securities.  The interest-only  component  is  extremely  sensitive  to  the  rate  of  principal  payment  on the underlying  obligation.  The market value of the principal-only  component  generally  fluctuates in response to changes in interest rates.

         The shares of the Trust have not been  registered  under the 1933 Act,  and,  because they will be offered only to a limited number of qualified  investors,  it is  anticipated  that they will be exempt from those registration  provisions.  Shares of the  Trust may not be  transferred  or  resold  without  registration under the 1933 Act or pursuant to an exemption from such  registration.  However,  shares of the Trust may be  redeemed  in  accordance  with the terms of the  Trust's  Declaration  and the  Confidential  Offering
         Memorandum provided to shareholders.

ITEM 5. MANAGEMENT, ORGANIZATION, AND CAPITAL STRUCTURE

         THE ADVISER

         Thrivent Financial is located at 625 Fourth Avenue South, Minneapolis, Minnesota 55415 and is the
         investment adviser to the Portfolio. As of December 31, 2003, the Adviser and its affiliates managed approximately $62.4 billion in assets.

         For its advisory services to the Portfolio, the Adviser is entitled to receive a fee from the Portfolio on an annual basis equal to 0.045% of the Portfolio's average daily net assets.

         PORTFOLIO MANAGER

         William D.  Stouten is the  portfolio  manager  of the  Portfolio.  Mr.  Stouten  has been  serving as the portfolio  manager of the Thrivent  Money Market  Portfolio  since  October 10, 2003.  Mr Stouten has been with Thrivent  Financial since 2001, and he has served as a research  analyst/trader  for the money market funds at Thrivent  Financial from 2001 to 2003.  Prior to joining Thrivent  Financial,  Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

         CAPITAL STOCK

         Shares of the  Trust are not  registered  under  the 1933 Act or the  securities  law of any state and are sold in reliance upon an exemption from the  registration  requirements  of those laws.  Shares may not be transferred  or resold  without  registration  under the 1933 Act,  except  pursuant to an exemption  from registration. However, shares may be redeemed on any day on which the Adviser is open for business.

ITEM 6. SHAREHOLDER INFORMATION

         Shares  of the  Portfolio  are  available  for  purchase  on each day on  which  the  Adviser  is open for business.  The  transfer agent, State Street Bank and Trust Company  ("State  Street") will process Lender purchase orders accepted by the Portfolio.  All shares are  purchased at the net  asset value per share of the Portfolio next determined  after the purchase request is communicated to the Trust.

         The  Portfolio  will  seek to  maintain  a stable  net  asset  value  per  share of $1.00 by  valuing  its investment  portfolio  using the amortized cost method and will comply with the  requirements of Rule 2a-7 under the 1940 Act.

         Securities  with  maturities of 60 days or less will be valued based upon the amortized  cost method.  The value of all other  securities  will be  determined  based upon market  value or, in the absence of market value, at fair value as determined by the Board of Trustees of the Trust.

         Shares of the  Portfolio  may be redeemed on any day on which the Adviser is open for  business at the net asset value per share of the Portfolio next  determined  after the redemption  request is  communicated to the  Trust  and  determined  to be  in good order.  State  Street, as transfer  agent, will process Lender redemptions accepted by the Portfolio.

         The net asset value per share of the Portfolio is  determined as of 5:00 p.m.  Eastern time (or earlier if the  Federal  Reserve  Bank  closes  prior to 5:00 p.m.).  The net asset  value of the  Portfolio  will be calculated on each day that the Federal Reserve Bank is open for business.

         Redemptions  will be paid in cash unless the Adviser  determines that  conditions  exist that make payment wholly in cash unwise or  undesirable.  If such a  determination  is made by the  Adviser,  the Trust may, subject to the  requirements of the 1940 Act, pay redemptions  entirely or partially in securities.  There are no redemption charges.

         DIVIDENDS AND DISTRIBUTIONS

         Dividends  on  shares of the  Portfolio  will be  declared  and paid  daily  from net  investment  income.
         Distributions  from net  long-term  capital  gains,  if any,  will be made at least  annually.  Generally, distributions  will be declared and paid in December,  if required for the  Portfolio to avoid  imposition of a federal  excise tax on  distributed  capital  gains.  The  Portfolio  does not expect to realize  any material  long-term  capital gains or losses.  Income dividends and capital gains  distributions,  if any, will be paid at the net asset value on the payment date of the dividend or distribution.

         A shareholder's  right to receive dividends and distributions  with respect to shares purchased  commences on the effective date of the purchase of such shares and continues  through the day immediately  preceding the effective date of redemption of such shares.

         TAX CONSEQUENCES

         Dividends  from net investment  income and  distributions  of net short-term  capital gains are taxable to shareholders as ordinary income under federal income tax laws.  Distributions  from net long-term  capital gains are taxable as long-term  capital  gains  regardless  of the length of time a  shareholder  has held such shares.  Dividends  and  distributions  are taxable  whether  they are paid in cash or in  additional shares.

         The  Portfolio  may  purchase  bonds at market  discount  (i.e.,  bonds  with a  purchase  price less than original  issue price or adjusted  issue price).  If such bonds are  subsequently  sold at a gain,  then a portion of that gain equal to the amount of market  discount,  which should have been accrued  through the sale date, will be taxable to shareholders as ordinary income.

         Under federal law, the income derived from U.S.  Government  Securities is exempt from state income taxes.
         All states that tax  personal  income  permit  mutual  funds to pass this tax  exemption  through to their shareholders  under certain  circumstances.  Income from  repurchase  agreements  in which the  underlying securities are U.S. Government Securities does not receive this exempt treatment.

         The  redemption,  exchange or other  disposition  of shares by a shareholder  that  constitutes a sale for federal  income tax purposes is a taxable event and may result in capital gain or loss.  Any loss incurred on the  redemption or exchange of the  Portfolio's  shares with a tax holding period of six months or less will be treated as a long-term  capital  loss to the extent of any  amounts  treated as  distributions  of long-term capital gain with respect to such shares.

         Shareholders  will be notified  after the end of each calendar year of the amount of income  dividends and net capital gains distributed and the percentage of a Portfolio's income  attributable to U.S.  Government
         Securities.  The  Portfolio  is required  to withhold  30% of all  taxable  dividends,  distributions  and
         (except in the case of the  Portfolio  if it  maintains a constant  net asset value per share)  redemption proceeds  payable to any  noncorporate  shareholder  that does not provide the Portfolio  with its correct taxpayer  identification  number  and  certification  that  the  shareholder  is  not  subject  to  backup withholding.

         The foregoing  discussion is only a summary of certain federal income tax issues  generally  affecting the
         Portfolio and its  shareholders.  Circumstances  among investors may vary and each investor should discuss the tax consequences of an investment in the Portfolio with a tax adviser.

ITEM 7. DISTRIBUTION ARRANGEMENTS

         Shares of the Portfolio are being offered to Lenders in connection  with Thrivent  Financial's  securities lending  program.  Shares  of the  Portfolio  are sold on a private  placement  basis in  accordance  with
         Regulation  D under  the 1933  Act.  Shares  of the  Trust  are  sold  directly  by the  Trust  without  a distributor  and are not subject to a sales load or  redemption  fee.  Assets of the Trust are not subject to a Rule 12b-1 fee.

ITEM 8. FINANCIAL HIGHLIGHTS INFORMATION

         Not Applicable.

                                                      PART B

ITEM 9. COVER PAGE AND TABLE OF CONTENTS

                                        THRIVENT FINANCIAL SECURITIES LENDING TRUST

                                           -----------------------------

                                              625 FOURTH AVENUE SOUTH
                                           MINNEAPOLIS, MINNESOTA 55415
                                                  (800) 847-4836

                                          ------------------------------

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                  August 25, 2004

         Thrivent  Financial  Securities  Lending Trust (the "Trust") is a registered  open-end  investment company organized as a  Massachusetts  business  trust  offering  shares of  beneficial  interest in an investment portfolio (the  "Portfolio").  The Trust is diversified as defined in the Investment  Company Act of 1940, as amended (the "1940 Act").

         This  Statement  of  Additional  Information  (the "SAI")  supplements  the  information  contained in the
         Trust's  Prospectus  dated  August 25, 2004  concerning  the Trust and its  Portfolio.  This  Statement of
         Additional  Information  is  not a  Prospectus  and  should  be  read  in  conjunction  with  the  Trust's
         Prospectus,  which may be obtained  by  telephoning  or writing  the Trust at the number or address  shown above.

         The Trust is making an initial  filing.  As such,  the  Trust's  Annual  Report to  Shareholders  does not exist and  therefore  has not been  incorporated  by  reference  into this SAI.  The annual  report  (when available) will be available without charge, upon request, by calling the number shown above.

                                                 TABLE OF CONTENTS

                                                                                                               PAGE

         Trust History                                                                                           3

         Description of the Trust and its Investments and Risks                                                  3

         Management of the Trust                                                                                 9

         Control Persons and Principal Holders of Securities                                                    12

         Investment Advisory and Other Services                                                                 13

         Brokerage Allocation and Other Practices                                                               15

         Capital Stock and Other Securities                                                                     17

         Purchase, Redemption and Pricing Of Shares                                                             17

         Taxation                                                                                               17

         Underwriters                                                                                           19

         Calculation of Performance Data                                                                        19

         Financial Statements                                                                                   19

         Ratings of Debt Instruments                                                                            20

         Appendix                                                                                               20

ITEM 10. TRUST HISTORY

         The Trust was organized as a Massachusetts business trust on August 5, 2004.

ITEM 11. DESCRIPTION OF THE TRUST AND ITS INVESTMENTS AND RISKS

         The Trust is an open-end, diversified, management investment company.

         INVESTMENT POLICIES

         The investment  policies described below (i) reflect the current practices of the Portfolio,  (ii) are not fundamental,  and  (iii)  may be  changed  by the  Board of  Trustees  of the  Trust  without  shareholder approval.  To the extent  consistent with the Portfolio's  investment  objective and other stated policies and restrictions,  and unless otherwise indicated,  the Portfolio may invest in the following  instruments and may use the following investment techniques:

         U.S. GOVERNMENT  SECURITIES.  The types of U.S. Government  securities in which the Portfolio may at times invest include  obligations issued or guaranteed by U.S. Government  agencies and  instrumentalities  that are  supported  by any of the  following:  (i) the full  faith and credit of the U.S.  Treasury,  (ii) the right of the  issuer to borrow an amount  limited  to a specific  line of credit  from the U.S.  Treasury,
         (iii)  discretionary  authority of the U.S.  Government agency or  instrumentality,  or (iv) the credit of the  instrumentality  (the following are examples of agencies and  instrumentalities:  Federal Land Banks,
         Federal Housing  Administration,  Farmers Home  Administration,  Export-Import  Bank of the United States,
         Central Bank for  Cooperatives,  Federal  Intermediate  Credit  Banks,  Federal  Home Loan Banks,  General
         Services Administration,  Maritime Administration,  Tennessee Valley Authority, Asian-American Development
         Bank,  Student Loan Marketing  Association,  International  Bank for  Reconstruction  and  Development and
         Federal  National  Mortgage  Association).  No  assurance  can be  given  that  in  the  future  the  U.S.
         Government will provide financial support to the U.S. Government agencies or  instrumentalities  described in (ii), (iii) and (iv) because it is not obligated to do so by law.

         REPURCHASE  AGREEMENTS.  The  Portfolio  may enter  into  repurchase  agreements,  whereby  the  Portfolio purchases  securities  from a financial  institution  that agrees to repurchase the underlying  securities within a specified  time  (normally one day) at the  Portfolio's  cost plus  interest.  The Portfolio will enter into repurchase  agreements only with financial  institutions that Thrivent  Financial for Lutherans
         (the "Adviser")  determines are  creditworthy  in accordance  with guidelines  established by the Board of
         Trustees.  The Portfolio  will not invest more that 10% of its net assets (taken at current  market value)
         in  repurchase  agreements  maturing  in more than seven days.  Should the  counterparty  to a  repurchase agreement  transaction  fail  financially,  the Portfolio  may  experience  (i) delays in  recovering  the collateral securing the counterparty's obligations, or (ii) a loss of rights in such collateral.  Further, any amounts  realized  upon the sale of  collateral  may be less than that  necessary  to  compensate  the
         Portfolio  fully.  The  Portfolio  must  take  possession  of  collateral  either  directly  or  through a third-party  custodian.  All repurchase  transactions  must be  collateralized at a minimum of 102% of the repurchase  price.  Counterparties  are required to deliver  additional  collateral  in the event that the market value of the collateral falls below 102%.

         STRIPPED SECURITIES.  The Portfolio may invest in stripped  securities,  which are U.S. Treasury bonds and notes,  the  unmatured  interest  coupons of which have been  separated  from the  underlying  obligation.
         Stripped  securities are zero coupon  obligations  that are normally  issued at a discount from their face value.  The  Portfolio  may invest no more than 25% of its assets in  stripped  securities  that have been stripped by their holder,  which is typically a custodian bank or investment  brokerage  firm. A number of securities  firms and banks have  stripped  the  interest  coupons  and resold them in  custodian  receipt programs with  different  names such as Treasury  Income Growth  Receipts  ("TIGRS") and  Certificates  of
         Accrual on  Treasuries  ("CATS").  The Trust  intends to rely on the opinions of counsel to the sellers of these  certificates or other  evidences of ownership of U.S.  Treasury  obligations  that, for Federal tax and  securities  purposes,  purchasers  of such  certificates  most likely  will be deemed the  beneficial holders of the underlying U.S. Government securities.  Privately-issued  stripped securities such as TIGRS and CATS are not  themselves  guaranteed by the U.S.  Government,  but the future  payment of principal or interest on the U.S. Treasury obligations that they represent is so guaranteed.

         VARIABLE AND FLOATING RATE  INSTRUMENTS.  A floating rate security  provides for the automatic  adjustment of its interest rate whenever a specified  interest  rate changes.  A variable rate security  provides for the automatic  establishment  of a new interest rate on set dates.  Interest rates on these securities are ordinarily  tied to, and represent a percentage of, a widely  recognized  interest rate, such as the yield on 90-day U.S.  Treasury bills or the prime rate of a specified  bank.  These rates may change as often as twice  daily.  Generally,  changes in  interest  rates will have a smaller  effect on the market  value of variable and floating rate  securities  than on the market value of comparable  fixed-income  obligations.
         Thus,  investing in variable and floating rate securities  generally  affords less opportunity for capital appreciation  and depreciation  than investing in comparable  fixed-income  securities.  The Portfolio may purchase variable and floating rate non-U.S.  Government  securities that have a stated maturity in excess of 13 months only if the  Portfolio has a right to demand  payment of the  principal of the  instrument at least once every thirteen months upon not more than 30 days' notice.

         Variable and floating rate  instruments  may include  variable  amount master demand notes that permit the indebtedness  thereunder to vary in addition to providing for periodic  adjustments  in the interest rate.
         There  may be no  active  secondary  market  with  respect  to a  particular  variable  or  floating  rate instrument.  Nevertheless,  the periodic  readjustments  of their interest rates tend to assure that their value to the Portfolio will approximate  their par value.  Illiquid variable and floating rate instruments
         (instruments  that are not payable upon seven days' notice and do not have an active trading  market) that are acquired by the Portfolio are subject to the Portfolio's  percentage  limitations regarding securities that are illiquid or not readily marketable.  The Adviser will continuously  monitor the  creditworthiness of issuers of  variable  and  floating  rate  instruments  in which the Trust  invests  and the ability of issuers to repay principal and interest.

         WHEN-ISSUED  TRANSACTIONS.  New issues of securities are often offered on a when-issued  basis. This means that  delivery and payment for the  securities  normally  will take place  several days after the date the buyer  commits to purchase  them.  The payment  obligation  and the interest rate that will be received on securities  purchased  on a  when-issued  basis  are each  fixed at the time  the  buyer  enters  into the commitment.

         The  Portfolio  will make  commitments  to purchase  when-issued  securities  only with the  intention  of actually  acquiring  the  securities,  but the  Portfolio  may sell  these  securities  or  dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment  strategy.  Cash or  marketable  high-quality  debt  securities  equal  to the  amount  of the  above  commitments  will be segregated on the Portfolio's  records.  For the purpose of determining the adequacy of these  securities, the  segregated  securities  will be  valued at  market  value.  If the  market  value of such  securities declines,  additional cash or securities  will be segregated on the  Portfolio's  records on a daily basis so that the market value of the account will equal the amount of such  commitments by the  Portfolio.  The
         Portfolio will not invest more than 25% of its net assets in when-issued securities.

         Securities  purchased on a  when-issued  basis and the  securities  held by the  Portfolio  are subject to changes in market  value based upon the  public's  perception  of changes in the level of interest  rates.
         Generally,  the value of such  securities  will  fluctuate  inversely to changes in interest  rates (i.e., they will  appreciate  in value when  interest  rates  decline and decrease in value when  interest  rates rise).  Therefore,  if in order to achieve  higher  interest  income the Portfolio  remains  substantially fully invested at the same time that it has purchased  securities on a "when-issued"  basis, there will be a greater possibility of fluctuation in the Portfolio's net asset value.

         When  payment  for  when-issued   securities  is  due,  the  Portfolio  will  meet  its  obligations  from then-available  cash  flow,  the sale of  segregated  securities,  the sale of other  securities  or,  and although  it would  not  normally  be  expected  to do so,  from the  sale of the  when-issued  securities themselves (which may have a market value greater or less than the Portfolio's  payment  obligation).  The sale of securities to meet such  obligations  carries with it a greater  potential for the  realization of capital gains, which are subject to federal income taxes.

         ILLIQUID  SECURITIES.  The  Portfolio  will  not  invest  more  than  10% of its net  assets  in  illiquid securities  or  securities  that are not readily  marketable,  including  repurchase  agreements  and time deposits  of more than seven  days'  duration.  The  absence of a regular  trading  market for  securities imposes  additional  risks on investments  in these  securities.  Illiquid  securities may be difficult to value and may often be disposed of only after considerable expense and delay.

         MORTGAGE-RELATED  PASS-THROUGH  SECURITIES.  The  Portfolio  may  invest in  mortgage-related  securities.
         Mortgage   pass-through   certificates  are  issued  by  governmental,   government-related   and  private
         organizations  and are backed by pools of mortgage  loans.  These  mortgage  loans are made by savings and loan  associations,  mortgage  bankers,  commercial  banks and other  lenders to  residential  home buyers throughout  the  United  States.  The  securities  are  "pass-through"  securities  because  they  provide investors with monthly  payments of principal and interest that, in effect,  are a  "pass-through"  of the monthly payments made by the individual  borrowers on the underlying  mortgage loans, net of any fees paid to the issuer or guarantor of the pass-through  certificates.  The principal  governmental  issuer of such securities  is the  Government  National  Mortgage  Association  ("GNMA"),  which is a  wholly-owned  U.S.
         Government  corporation  within  the  Department  of  Housing  and Urban  Development.  Government-related
         issuers  include  the  Federal  Home  Loan  Mortgage   Corporation   ("FHLMC"),   is  a  shareholder-owned
         government-sponsored  enterprise  established by Congress and the Federal  National  Mortgage  Association
         ("FNMA"),   which  is  a  government  sponsored   corporation  owned  entirely  by  private  stockholders.
         Commercial banks, savings and loan associations,  private mortgage insurance  companies,  mortgage bankers and other secondary market issuers also create  pass-through  pools of conventional  residential  mortgage loans.  Such issuers may be the originators of the underlying  mortgage loans as well as the guarantors of the mortgage-related securities.

         GNMA MORTGAGE  PASS-THROUGH  CERTIFICATES  ("GINNIE MAES"). Ginnie Maes represent an undivided interest in a pool of mortgage  loans that are  insured by the  Federal  Housing  Administration  or the Farmers  Home
         Administration  or are guaranteed by the Veterans  Administration.  Ginnie Maes entitle the to receive all payments  (including  prepayments)  of principal and interest owed by the  individual  mortgagors,  net of fees paid to GNMA and to the issuer that assembles the loan pool and passes  through the monthly  mortgage payments to the  certificate  holders  (typically,  a mortgage  banking  firm),  regardless of whether the individual  mortgagor  actually  makes the  payment.  Because  payments  are made to  certificate  holders regardless  of whether  payments  are actually  received on the  underlying  loan,  Ginnie Maes are of the
         "modified  pass-through"  mortgage certificate type. GNMA is authorized to guarantee the timely payment of principal  and interest on the Ginnie Maes because  securities  are backed by an eligible pool of mortgage loans.  The GNMA  guaranty  is backed by the full  faith and  credit of the  United  States,  and GNMA has unlimited  authority to borrow  funds from the U.S.  Treasury to make  payments  under the  guaranty.  The market for Ginnie  Maes is highly  liquid  because of the size of the market and the active  participation in the secondary market by securities dealers and a variety of investors.

         FHLMC MORTGAGE  PARTICIPATION  CERTIFICATES  ("FREDDIE MACS").  Freddie Macs represent interests in groups of  specified  first  lien  residential  conventional  mortgage  loans  underwritten  and  owned by FHLMC.
         Freddie  Macs  entitle the holder to timely  payment of  interest,  which is  guaranteed  by FHLMC.  FHLMC guarantees  either  ultimate  collection  or timely  payment of all principal  payments on the  underlying mortgage  loans.  In cases where FHLMC has not  guaranteed  timely  payment of principal,  FHLMC may remit the amount due on account of its  guarantee of ultimate  payment of principal at any time after default on an underlying  loan,  but in no event later than one year after it becomes  payable.  Freddie Macs are not guaranteed by the United  States or by any of the Federal Home Loan Banks and do not  constitute a debt or obligation  of the United States or of any Federal Home Loan Bank.  The secondary  market for Freddie Macs is highly liquid because of the size of the market and the active  participation  in the secondary  market by FHLMC, securities dealers and a variety of investors.

         FNMA GUARANTEED MORTGAGE  PASS-THROUGH  CERTIFICATES  ("FANNIE MAES").  Fannie Maes represent an undivided interest  in a pool of  conventional  mortgage  loans  secured by first  mortgages  or deeds of trust,  on one-family  to  four-family  residential  properties.  FNMA is obligated to distribute  scheduled  monthly installments  of  principal  and  interest on the loans in the pool,  whether or not  received,  plus full principal of any foreclosed or otherwise  liquidated  loans.  The obligation of FNMA under its guaranty is solely the  obligation  of FNMA and is neither  backed by, nor  entitled  to, the full faith and credit of the United States.

         The market value of  mortgage-related  securities  depends on, among other  things,  the level of interest rates, the certificates' coupon rates and the payment history of the underlying borrowers.

         Although  the  mortgage  loans  in a  pool  underlying  a  mortgage  pass-through  certificate  will  have maturities  of up  to  30  years,  the  average  life  of a  mortgage  pass-through  certificate  will  be substantially  less  because the loans will be subject to normal  principal  amortization  and also may be prepaid  prior to  maturity.  Prepayment  rates vary  widely and may be  affected  by changes in  mortgage interest rates. In periods of falling interest rates,  the rate of prepayment on higher interest  mortgage rates  tends to  increase,  thereby  shortening  the  actual  average  life of the  mortgage  pass-through certificate.  Conversely,  when  interest  rates are rising,  the rate of  prepayment  tends to  decrease, thereby  lengthening the average life of the mortgage  pass-through  certificate.  Accordingly,  it is not possible  to  predict  accurately  the  average  life of a  particular  pool.  However,  based on  current statistics,  it is  conventional  to quote  yields  on  mortgage  pass-through  certificates  based on the assumption  that they have  effective  maturity  of 12 years.  Reinvestment  of  prepayments  may occur at higher or lower rates than the original yield on the certificates.  Due to the prepayment  feature and the need to reinvest  prepayments  of principal at current  rates,  mortgage  pass-through  certificates  with underlying  loans bearing  interest  rates in excess of the market rate can be less effective than typical non-callable  bonds with similar  maturities at "locking in" yields during  periods of declining  interest rates,  although  they may have the  comparable  risk of  declining  in value  during  periods  of  rising interest rates.

         ZERO COUPON  SECURITIES.  These  securities are notes,  bonds and  debentures  that (i) do not pay current interest  and are  issued at a  substantial  discount  from par value  (ii)  have been  stripped  of their unmatured  interest  coupons and receipts,  or (iii) pay no interest until a stated date one or more years into the future.  These  securities  also include  certificates  representing  interests in such  stripped coupons and receipts.

         Because the  Portfolio  accrues  taxable  income from zero coupon  securities  without  receiving  regular interest  payments in cash, the Portfolio may be required to sell  portfolio  securities in order to pay a dividend.  Investing in these  securities  might also force the Portfolio to sell portfolio  securities to maintain portfolio liquidity.

         Because a zero  coupon  security  pays no  interest  to its holder  during  its life or for a  substantial period of time,  it usually  trades at a deep  discount  from its face or par value and will be subject to greater  fluctuations  in market value in response to changing  interest  rates than debt  obligations  of comparable maturity that make regular distributions of interest.

         INVESTMENT RESTRICTIONS

         The Trust has adopted the following fundamental investment policies that may not be changed without the approval of a majority of the shareholders of the Portfolio. The Portfolio may not:

         1.       Borrow  money,  except as a temporary  measure for  extraordinary  or emergency or to  facilitate redemptions  (not for  leveraging  or  investment),  provided that  borrowing  does not exceed an amount equal to 33 1/3% of the current  value of the  Portfolio's  assets taken at market  value, less liabilities,  other than borrowings.  If at any time the Portfolio's  borrowings exceed this limitation due to a decline in net assets,  such borrowings  will,  within three days, be reduced to the  extent  necessary  to comply  with  this  limitation.  The  Portfolio  will not  purchase investments  once borrowed  funds  (including  reverse  repurchase  agreements)  exceed 5% of its total assets.

         2.       Make loans to any person or firm; provided,  however,  that the Trust is permitted to (i) acquire for  investment  bonds,  debentures,  notes or other  evidence of  indebtedness  that is publicly distributed or of a type  customarily  purchased by institutional  investors;  or (ii) enter into
                  repurchase  agreements,   and  provided  further  that  the  Portfolio  may  lend  its  portfolio securities to  broker-dealers  or other  institutional  investors if the  aggregate  value of all securities loaned does not exceed 33 1/3% of the value of the Portfolio's total assets.

         3.       Engage in the business of  underwriting  securities  issued by others,  except that the Portfolio will not be deemed to be an  underwriter  or to be  underwriting  on account of the  purchase  or sale of securities subject to legal or contractual restrictions on disposition.

         4.       Issue  senior  securities,  except  as  permitted  by  its  investment  objective,  policies  and restrictions, and except as permitted by the 1940 Act.

         5.       Invest  25% or more of the  value of its  total  assets  in  securities  of  companies  primarily
                  engaged   in  any  one   industry   (other   than  the  U.S.   Government,   its   agencies   and
                  instrumentalities);  provided,  however,  that  concentration may occur as a result of changes in the  market  value  of  portfolio  securities  and  from  investments  in  bankers'  acceptances, certificates  of deposit,  time  deposits  and other  similar  instruments  issued by foreign and domestic branches of U.S. and foreign banks.

         6.       With  respect to 75% of its total  assets,  invest in  securities  of any one issuer  (other than securities issued by the U.S.  Government,  its agencies and  instrumentalities),  if immediately thereafter and as a result of such  investment  (i) the current  market value of the  Portfolio's holdings in the securities of such issuer exceeds 5% of the value of the Portfolio's  assets,  or
                  (ii) the Portfolio owns more than 10% of the outstanding voting securities of the issuer.

         7.       Purchase  or sell  real  estate  or real  estate  mortgage  loans;  provided,  however,  that the
                  Portfolio  may invest in  securities  secured by real  estate or  interests  therein or issued by companies which invest in real estate or interests therein.

         8.       Invest in  commodities,  except  that the  Portfolio  may  purchase  and sell  financial  futures contracts and options thereon.

         The  concentration  policy of the Portfolio (as set forth in Investment  Restriction No. 5, above) permits the Portfolio to invest,  without  limit,  in bankers'  acceptances,  certificates  of deposit and similar instruments  issued by (i) U.S. banks,  (ii) U.S. branches of foreign banks (in circumstances in which the
         U.S.  branches of foreign banks are subject to the same regulation as U.S. banks),  (iii) foreign branches of U.S.  banks (in  circumstances  in which the  Portfolio  will have  recourse  to the U.S.  bank for the obligations  of the foreign  branch),  and (iv) foreign  branches of foreign  banks to the extent that the
         Adviser  determines  that the foreign  branches of foreign banks are subject to the same or  substantially similar  regulations  as U.S.  banks.  The  Portfolio may  concentrate  in such  instruments  when, in the opinion of the Adviser,  the yield,  marketability and availability of investments meeting the Portfolio's quality  standards in the banking industry justify any additional risks associated with the  concentration of the Portfolio's assets in such industry.

         The  Portfolio  shall not invest more than 50% of the value of its total  assets in  securities  issued by foreign  branches  of  foreign  banks.  This  non-fundamental  restriction  may be changed by the Board of
         Trustees without the approval of shareholders.

ITEM 12. MANAGEMENT OF THE TRUST

         The  Board of  Trustees  of the  Trust is  responsible  for  overseeing  generally  the  operation  of the
         Portfolio.  Thrivent  Financial  for  Lutherans  ("Thrivent  Financial")  serves as the  Trust's  adviser,
         Thrivent  Investment  Management Inc. serves as the Trusts'  administrator and State Street Bank and Trust
         Company serves as the Trust's custodian and transfer agent.

         Set forth below is  information  about the  Trustees  and the officers of the Trust.  Each  Trustee's  and officer's address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415 unless otherwise noted.

Interested Trustee(1)
------------------------- ----------------------- -------------------------------------- --------------------------
                          Position
                          with the Trust and      Principal Occupation                   Other Directorships Held
Name, Address and Age     Length of Service(2)    during the Past 5 Years                by Trustee
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
Pamela J. Moret           President and Trustee   Executive Vice President, Marketing    Director, Lutheran World
Age 48                    since 2004              and Products, Thrivent Financial for   Relief; Director,
                                                  Lutherans since 2002, Senior Vice      Minnesota Public Radio
                                                  President, Products, American
                                                  Express Financial Advisors from 2001
                                                  to 2002, Vice President, Variable
                                                  Assets, American Express Financial
                                                  Advisors from 1996 to 2000
------------------------- ----------------------- -------------------------------------- --------------------------

Independent Trustees(3)
------------------------- ----------------------- -------------------------------------- --------------------------
                          Position
                          with the Trust and      Principal Occupation                   Other Directorships Held
Name, Address and Age     Length of Service(2)    during the Past 5 Years                by Trustee
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
Herbert F. Eggerding, Jr. Trustee since 2004      Management consultant to several       None
Age 66                                            privately owned companies
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
Noel K. Estenson          Trustee since 2004      Retired; previously President and      None
Age 65                                            Chief Executive Officer,
                                                  CenexHarvestStates (farm supply and
                                                  marketing and food business)
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
Connie M. Levi            Trustee since 2004      Retired                                Director, Norstan, Inc.
Age 64
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
F. Gregory Campbell       Trustee since 2004      President, Carthage College            Director, National
Age 64                                                                                   Association of
                                                                                         Independent Colleges and
                                                                                         Universities, Director
                                                                                         Johnson Family Funds,
                                                                                         Inc. an investment
                                                                                         company consisting of
                                                                                         four portfolios;
                                                                                         Director, Kenosha
                                                                                         Hospital and Medical
                                                                                         Center Board; Prairie
                                                                                         School Board; United
                                                                                         Health Systems Board
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
Richard L. Gady           Trustee since 2004      Retired; previously Vice president,    Director, International
Age 61                                            Public Affairs and Chief Economist,    Agricultural Marketing
                                                  Conagra, Inc. (agribusiness)           Association
------------------------- ----------------------- -------------------------------------- --------------------------
------------------------- ----------------------- -------------------------------------- --------------------------
Edward W. Smeds           Trustee since 2004      Retired                                Chairman of Carthage
Age 68                                                                                   College Board
------------------------- ----------------------- -------------------------------------- --------------------------

Executive Officers
---------------------------------- ---------------------------- ----------------------------------------------------------
                                   Position with Trust and
Name, Address and Age              Length of Service(2)         Principal Occupation During the Past 5 Years
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Pamela J. Moret                    President since 2004         Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                         Thrivent Financial  since 2002; Senior Vice President,
Minneapolis, MN                                                 Products, American Express Financial Advisors from 2000
Age 48                                                          to 2001; Vice President, Variable Assets, American
                                                                Express Financial Advisors from 1996 to 2000

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
James E. Nelson                    Secretary since 2004         Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                         2001;  Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                                 Division of ING ReliaStar (formerly ReliaStar Financial
Age 43                                                          Corp.) from 1998 to 2001

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Charles D. Gariboldi               Treasurer since  2004        Vice President, Investment Accounting, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 44

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Russell W. Swansen                 Vice President since 2004    Chief Investment Officer,  Thrivent Financial,  since
625 Fourth Avenue South                                         2004; Managing Director, Colonade Advisors, LLC, from
Minneapolis, MN                                                 2001 to 2003, President and Chief Investment Officer of
Age 46                                                          PPM American from 1999 to 2000

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Katie S. Kloster                   Chief Compliance Officer     Chief Compliance Officer, Thrivent Financial
625 Fourth Avenue South            since 2004
Minneapolis, MN
Age 39

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Frederick P. Johnson               Vice President since 2004    Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 41

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Thomas R Mischka                   Vice President and           Vice President of Divisional Support Services, Thrivent
625 Fourth Avenue South            Anti-Money Laundering        Financial
Minneapolis, MN                    Officer since 2004
Age  44

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
John C. Bjork                      Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2004
Minneapolis, MN
Age 51

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marlene J. Nogle                   Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2004
Minneapolis, MN
Age 56

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Todd J. Kelly                      Assistant Treasurer since    Director,  Fund Accounting Operations, Thrivent
222 West College Avenue            2004                         Financial
Appleton, WI
Age 34

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Gerard V. Vaillancourt             Assistant Treasurer since    Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South            2004                         Financial  since 2002; Manager-Portfolio Compliance,
Minneapolis, MN                                                 Lutheran Brotherhood from 2001 to 2002; Manager-Fund
Age 36                                                          Accounting, Minnesota Life from 2000 to 2001;
                                                                Supervisor-Securities Accounting, Lutheran Brotherhood
                                                                from 1998 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------

     (1) "Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with Thrivent Financial.  Ms. Moret is considered an interested person because of her principal occupation with Thrivent Financial.
     (2) Each Trustee serves an indefinite term until his or her successor is duly elected and qualified.
         Officers serve at the discretion of the board until their successors are duly appointed and qualified.
     (3) The Trustees other than Ms. Moret are not "interested person" of the Trust and are referred to as
         "Independent Trustees."

         Trustee Ownership of Securities of the Trust or Adviser

         As of December 31,  2003,  none of the Trustees  had any  ownership  of  securities  of the Adviser or any person directly or indirectly controlling, controlled by, or under common control with the Adviser.

         The following table sets forth information  describing the dollar range of equity securities  beneficially owned by each  Trustee  in the Trust as of  December  31,  2003.  As of  December  31,  2003,  none of the
         Trustees meet the eligibility requirements to purchase shares of the Trust's Portfolios.

         --------------------------------------------------- -----------------------------------------------------------
         Name of Trustee                                     Dollar Range of Equity Securities in the Trust
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         Pamela J. Moret                                     None
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         Herbert F. Eggerding, Jr.                           None
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         Noel K. Estenson                                    None
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         Connie M. Levi                                      None
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         F. Gregory Campbell                                 None
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         Richard L. Gady                                     None
         --------------------------------------------------- -----------------------------------------------------------
         --------------------------------------------------- -----------------------------------------------------------
         Edward W. Smeds                                     None
         --------------------------------------------------- -----------------------------------------------------------

         Trustee Compensation

         No Trustee,  officer,  director  or  employee of the  Adviser,  its parent or  subsidiaries  receives  any compensation from the Trust for serving as an officer or Trustee of the Trust

         The Board of Trustees  has  established  an Audit  Committee.  The Audit  Committee is composed of all the non-interested  Trustees.  The  Audit  Committee  meets  once a  year,  or  more  often  as  required,  in conjunction  with  meetings of the Board of  Trustees.  The Audit  Committee  oversees  and  monitors  the
         Trust's  internal  accounting and control  structure,  its auditing  function and its financial  reporting process.  The Audit  Committee  recommends to the full Board of Trustees the  appointment  of auditors for the Trust. The Audit Committee also reviews audit plans,  fees and other material  arrangements in respect of the engagement of the independent  accountants,  including non-audit services performed. It reviews the qualifications  of the independent  accountant's  key personnel  involved in the foregoing  activities and monitors the independent accountant's independence.

ITEM 13. CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         CONTROLLING SHAREHOLDERS

         In connection with Thrivent  Financial's  securities  lending  program,  Thrivent  Financial holds certain collateral on behalf of its securities  lending  clients to secure the return of loaned  securities.  Such collateral  may be invested in Trust  shares from time to time.  Thrivent  Financial,  however,  will pass through  voting  rights  to its  securities  lending  clients  that  have  a  beneficial  interest  in the
         Portfolio.  Consequently,  Thrivent  Financial will not be a controlling  person of the Trust for purposes of the 1940 Act.

         PRINCIPAL SHAREHOLDERS

         As of August 25, 2004, there were no shares outstanding for the Portfolio:

         The Trustees and officers of the Trust, as a group, own less than 1% of the Trust's voting securities.

ITEM 14. INVESTMENT ADVISORY AND OTHER SERVICES

         SERVICE PROVIDERS

         Most of the  Portfolio's  necessary  day-to-day  operations  are  performed  by  service  providers  under contract to the Trust. The principal service providers for the Portfolio are:

         Investment Adviser:                                  Thrivent Financial for Lutherans

         Administrator:                                       Thrivent Investment Management Inc.

         Custodian and Transfer Agent:                        State Street Bank and Trust Company

         Independent Registered Public Accounting Firm:       PricewaterhouseCoopers LLP

         ADVISER

         Thrivent  Financial  for  Lutherans  serves as the  investment  adviser to the  Portfolio  pursuant  to an
         Advisory  Agreement dated as  of August 25,  2004 ("Advisory  Agreement"),  by and between the Adviser and the Trust.  Thrivent Financial is a Wisconsin  Corporation  chartered as a fraternal benefit society.  The
         Adviser's  mailing  address is 625 Fourth Avenue South,  Minneapolis,  Minnesota  55415.  The officers and
         Trustees of Thrivent  Financial who are  affiliated  with the Trust are set forth below under  "Affiliated
         Persons."

------------------------------------- ----------------------------------- -----------------------------------
                                                                          Position with Thrivent Investment
Affiliated Person                     Position with Fund                  Mgt.
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Pamela J. Moret                       President                           Senior Vice President
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
                                                                          Senior Vice President and Chief
Russell W. Swansen                    Vice President                      Investment Officer
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Katie S. Kloster                      Chief Compliance Officer            Chief Compliance Officer
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
                                                                          Vice President and Assistant
James E. Nelson                       Secretary                           Secretary
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Charles D. Gariboldi                  Treasurer                           Vice President
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Frederick P. Johnson                  Vice President                      Vice President
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Thomas R. Mischka                     Vice President and Anti-Money       Vice President
                                      Laundering Officer
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
John C. Bjork                         Assistant Secretary                 Assistant Secretary
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------
Marlene J. Nogle                      Assistant Secretary                 Assistant Secretary
------------------------------------- ----------------------------------- -----------------------------------

         Under the Advisory  Agreement,  the Adviser  directs the  Portfolio's  investments in accordance  with its investment  objective,  policies and  limitations.  For these  services,  the Portfolio  pays a fee to the
         Adviser at the rates stated in the Prospectus.

         The  Advisory  Agreement  was approved by the  Trustees,  including a majority of the Trustees who are not
         "interested  persons"  of the  Trust,  as such  term is  defined  in  Section  2(a)  (19) of the  1940 Act
         ("Independent  Trustees"),  and will  continue  in effect  from year to year  provided  that the  Advisory
         Agreement  is approved by the  Trustees,  including  a majority of the  Independent  Trustees on an annual basis.  The Advisory  Agreement  may be  terminated  without  penalty by the Adviser upon 90 days' written notice,  or by the Trust on behalf of the  Portfolio  upon 60 days'  written  notice,  and will  terminate automatically  upon its  assignment.  The Advisory  Agreement was most recently  approved by the Trustees, including  a majority  of the  Independent  of Trustees,  on August 25,  2004.  In approving  the Advisory
         Agreement,  the Board  considered  all  information  reasonably  necessary  to  evaluate  the terms of the
         Advisory  Agreement,  including (i) the nature and quality of services  rendered;  (ii) the reasonableness of overall  compensation;  and (iii) the financial benefits that the Adviser may receive. In approving the continuance  of the  Advisory  Agreement,  the Board,  after  reviewing  various  materials  and  reports, concluded that (i) the Adviser and its personnel were  sufficiently  experienced  and qualified to provide investment  advisory services for the Trust's Portfolio;  (ii) the Trust's expense ratio is equal or lower compared to other mutual funds with similar  investment  objectives  and of similar asset size;  (iii) the
         Adviser's  performance  managing  similar mutual funds has been  exceptional when compared to its relevant benchmarks  and other funds with similar  investment  objectives  and of similar asset size;  and (iv) the profitability of the Adviser  providing  services to the Trust is fair and reasonable.  After  considering these and other factors,  the Trustees  concluded that the approval of the Advisory  Agreement would be in the interests of the Portfolio and its  shareholders.  In addition,  the Independent  Trustees also relied upon the assistant of independent counsel to the Independent Trustees.

         ADMINISTRATOR

         Thrivent  Investment  Management Inc. (the  "Administrator")  serves as the administrator of the Portfolio pursuant to  an  Administrative  Service  Agreement dated as of August 25, 2004  ("Administrative  Service
         Agreement") by and between Thrivent  Investment  Management Inc. and the Trust.  Under the  Administrative
         Service  Agreement,   the  Administrator   will,  among  other  things  (i)  provide  the  Portfolio  with administrative and clerical services,  including the maintenance of the Portfolio's books and records (ii)
         arrange the periodic updating of the Trust's Registration  Statement and Confidential  Offering Memorandum
         and (iii) provide proxy  materials and reports to Portfolio  shareholders  and the Securities and Exchange
         Commission (the "SEC").

         The  Administrator  also provides  certain  accounting and pricing  services to the Trust.  These services include  calculating  the  Portfolio's  daily  net asset  value  per  share;  maintaining  original  entry documents and books of record and general ledgers;  posting cash receipts and  disbursements;  reconciling bank account balances monthly;  recording  purchases and sales; and preparing monthly and annual summaries to assist in the  preparation  of financial  statements  of, and  regulatory  reports for, the Trust.  For these services, the Trust pays to the Administrator an annual fee of $50,000.00.

         The  Administration  Agreement  was  approved  initially  for a two-year  term by the  Trustees,  and will continue in effect  from year to year  unless  terminated  in writing by either the  Administrator  or the
         Trust at the end of such period or thereafter  on 60 days' prior  written  notice given by either party to the other party.

         CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"),  225 Franklin Street,  Boston,  Massachusetts 02110,
         serves as the  custodian  ("Custodian")  and transfer  agent  ("Transfer  Agent") for the Portfolio of the
         Trust.

         INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

         PricewaterhouseCoopers  LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee,  Wisconsin 53202, serves as the Trust's independent registered public accounting firm. PricewaterhouseCoopers LLP is  responsible  for performing  annual  audits of the  financial  statements  and  financial  highlights  in  accordance  with generally accepted auditing standards,  reviewing the federal tax returns,  and, pursuant to Rule 17f-2 of the 1940 Act, security counts.

ITEM 15. BROKERAGE ALLOCATION AND OTHER PRACTICES

         All Portfolio  transactions  are placed on behalf of the  Portfolio by the Adviser.  There is generally no stated  commission  in the  purchase  or  sale  of  securities  traded  in the  over-the-counter  markets, including  most debt  securities  and  money  market  instruments.  Rather,  the price of such  securities includes  an  undisclosed  commission  in the form of a  mark-up  or  mark-down.  The  cost of  securities purchased from underwriters includes an underwriting commission or concession.

         Subject to the  arrangements  and  provisions  described  below,  the  selection  of a broker or dealer to execute  Portfolio  transactions  is usually made by the  Adviser.  The Advisory  Agreement  provides,  in substance  and subject to  specific  directions  from the Trust's  Board of  Trustees,  that in  executing
         Portfolio  transactions and selecting brokers or dealers,  the principal objective is to seek the best net price and execution for the Trust.  Ordinarily,  securities  will be purchased from primary  markets,  and the Adviser shall  consider all factors it deems  relevant in assessing  the best overall terms  available for any transaction,  including the breadth of the market in the security,  the price of the security, the financial  condition  and  execution  capability of the broker or dealer,  and the  reasonableness  of the commission, if any, for the specific transaction and other transactions on a continuing basis.

         The  Advisory  Agreement  authorizes  the  Adviser to select  brokers  or dealers to execute a  particular transaction,  including principal transactions.  Also, in evaluating the best overall terms available, the
         Adviser may consider the  "brokerage  and research  services" (as those terms are defined in Section 28(e)
         of the Securities  Exchange Act of 1934, as amended)  provided to the Portfolio and/or the Adviser (or its affiliates).  The Adviser is  authorized  to cause the Portfolio to pay a commission to a broker or dealer who provides  such  brokerage  and  research  services for  executing a portfolio  transaction  that is in excess of the  amount of  commission  another  broker or dealer  would have  charged  for  effecting  that transaction.  The Adviser must determine in good faith that such  commission was reasonable in relation to the value of the brokerage and research services provided.

         The Trustees  periodically  review the Adviser's  performance of its  responsibilities  in connection with the  placement  of Portfolio  transactions  on behalf of the  Portfolio  and review the prices paid by the
         Portfolio  over  representative  periods of time to determine if such prices are reasonable in relation to the benefits  provided to the Portfolio.  Certain  services  received by the Adviser  attributable  to the
         Portfolio  transaction may benefit one or more other accounts for which the Adviser  exercises  investment discretion,  or the Portfolio other than that for which the  transaction was effected.  The Adviser's fees are not reduced by the Adviser's receipt of such brokerage and research services.

ITEM 16. CAPITAL STOCK AND OTHER SECURITIES

         Under  its  Declaration  of Trust,  the  Trust is  authorized  to issue an  unlimited  number of shares of beneficial  interest  with a par value of $.001 per share,  which may be divided  into one or more series, each of which  evidences pro rata ownership  interest in a different  investment  portfolio.  The Trustees may create  additional  portfolio  series at any time  without  shareholder  approval.  The shares of each portfolio  series may have such rights and  preferences  as the Trustees may establish  from time to time, including the right of  redemption  (including  the price,  manner and terms of  redemption),  special and relative  rights  as to  dividends  and  distributions,  liquidation  rights,  sinking  or  purchase  fund provisions,  conversion  rights and conditions  under which any portfolio  series may have separate voting rights or no voting rights.

         As of the date of this Statement of Additional  Information,  the Trust is comprised of a single portfolio series.

         The Trust is authorized,  without  shareholder  approval,  to divide shares of any series into two or more classes of shares,  each class having such  different  dividend,  liquidation,  voting and other rights as the Trustees may determine.

         Any amendment to the Declaration of Trust that would materially and adversely  affect  shareholders of the
         Trust as a whole, or shareholders of a particular  portfolio series,  must be approved by the holders of a majority of the shares of the Trust or the portfolio  series,  respectively.  All other  amendments may be effected by the Trust's Board of Trustees.

         The  Declaration of Trust provides that  shareholders  shall not be subject to any personal  liability for the acts or  obligations  of a portfolio  series and that every written  agreement,  obligation,  or other undertaking of a portfolio  series shall contain a provision to the effect that the  shareholders  are not personally liable  thereunder.  If any present or past shareholder of any portfolio series of the Trust is charged or held  personally  liable for any obligation or liability of the Trust solely by reason of being or having been a  shareholder  and not because of such  shareholder's  acts or omissions or for some other reason, the portfolio series,  upon request,  shall assume the defense against such charge and satisfy any judgment  thereon,  and the shareholder or former  shareholder shall be entitled out of the assets of such portfolio  series to be held harmless from and indemnified  against all loss and expense arising from such liability.  Thus,  the risk to  shareholders  of  incurring  financial  loss beyond their  investments  is limited to circumstances in which the portfolio series itself would be unable to meet its obligations.

         The Trust will not have an Annual  Meeting of  Shareholders.  Special  Meetings may be convened (i) by the
         Board of  Trustees  (ii) upon  written  request to the Board of Trustees by the holders of at least 10% of the  outstanding  shares  of the  Trust,  or  (iii)  upon the  Board of  Trustee's  failure  to honor  the shareholders'  request as described  above,  by holders of at least 10% of the  outstanding  shares giving notice of the special meeting to the shareholders.

ITEM 17. PURCHASE, REDEMPTION AND PRICING OF SHARES

         MANNER IN WHICH SHARES ARE OFFERED

         Shares of the Portfolio are being offered to clients of Thrivent  Financial's  securities lending program.
         Shares are sold on a private  placement  basis in accordance with Regulation D under the Securities Act of
         1933,  as amended.  Because  shares are sold  directly by the Trust  without a  distributor,  they are not subject to a sales load or redemption fee, and assets of the Trust are not subject to a Rule 12b-1 fee.

         VALUATION OF FUND SHARES

         Net asset value per share for the shares of each the  Portfolio  are  calculated  as of 5:00 p.m.  Eastern time (or earlier if the  Federal  Reserve  Bank  closes  prior to 5:00pm) on each day on which the Federal
         Reserve  Bank is open for  business,  which  excludes the  following  business  holidays:  New Year's Day,
         Martin Luther King Jr. Day,  President's Day,  Memorial Day,  Independence  Day, Labor Day,  Columbus Day,
         Veterans Day, Thanksgiving Day, and Christmas Day.

         It is the  policy of the  Portfolio  to use its best  efforts to  maintain  a constant  price per share of
         $1.00,  although  there can be no assurance  that the $1.00 net asset value per share will be  maintained.
         In  accordance  with this effort and  pursuant  to Rule 2a-7 under the 1940 Act,  the  Portfolio  uses the amortized  cost  valuation  method to value its portfolio  instruments.  This method  involves  valuing an instrument  at its cost and  thereafter  assuming a constant  amortization  to maturity of any discount or premium  even  though the  Portfolio  security  may  increase or decrease  in market  value  generally  in response to changes in interest rates.  While this method provides  certainty in valuation,  it may result in periods  during which value,  as  determined  by  amortized  cost,  is higher or lower than the price a
         Portfolio would receive if it sold the instrument.

         The Trustees  have  established  procedures  reasonably  designed to stabilize the  Portfolio's  price per share at $1.00.  These  procedures  include (i) the  determination of the deviation from $1.00, if any, of the  Portfolio's  net asset value using market values,  (ii) periodic review by the Trustees of the amount of and  the  methods  used  to  calculate  the  deviation  and,  (iii)  maintenance  of  records  of  such determination.  The  Trustees  will  promptly  consider  what  action,  if any,  should  be  taken if such deviation exceeds 1/2 of one percent.

ITEM 18. TAXATION OF THE TRUST

         FEDERAL TAXES

         The  Portfolio  intends to qualify  each taxable year for  treatment  as a separate  regulated  investment company  ("RIC") under  Subchapter M of the Internal  Revenue Code of 1986, as amended (the "Code").  As a
         RIC, the  Portfolio is not liable for federal  income taxes on taxable net  investment  income and capital gain net income  (capital  gains in excess of capital  losses) that it  distributes  to its  shareholders, provided that the Portfolio  distributes  annually to its  shareholders at least 90% of its net investment income  and  net  short-term  capital  gain in  excess  of net  long-term  capital  losses  ("Distribution
         Requirement").  For  the  Portfolio  to  qualify  as a RIC it  also  must  abide  by all of the  following requirements:  (i) at least 90% of the  Portfolio's  gross  income each  taxable year must be derived from dividends,  interest,  payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign  currencies,  or other income (including gains from options,  futures or forward  contracts)  derived  with  respect to its  business of  investing  in such stock,  securities  or currencies ("Income  Requirement");  (ii) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be  represented  by cash and cash items,  U.S.  Government securities,  securities  of other RICS,  and other  securities,  with such other  securities  limited,  in respect of any one issuer,  to an amount  that does not exceed 5% of the value of the total  assets of the
         Portfolio and that does not represent more than 10% of the outstanding  voting  securities of such issuer, and (iii) at the close of each quarter of the  Portfolio's  taxable year,  not more than 25% of the market value of its total assets may be invested in the  securities of any one issuer,  or of two or more issuers in the same or  similar  industry  which are  controlled  by the  Portfolio  (other  than U.S.  Government securities or the securities of other RICs).

         The  Portfolio  will be  subject  to a  nondeductible  4%  federal  excise  tax to the  extent it fails to distribute  by the end of any  calendar  year an  amount  at  least  equal  to the sum of:  (a) 98% of its ordinary  income for that year;  (b) 98% of its capital gain net income for the one-year  period ending on
         October 31 of that year;  and (c) certain  undistributed  amounts from the preceding  calendar  year.  For this and other  purposes,  dividends  declared in October,  November or December of any calendar  year and made payable to  shareholders  of record in such month will be deemed to have been received on December 31 of such year if the dividends  are paid by the  Portfolio  subsequent to December 31 but prior to February
         1 of the following year.

         For federal  income tax purposes,  all  dividends are taxable to a shareholder  whether paid in cash or in shares.  Dividends from investment  company taxable income,  which includes net investment  income and net short-term  capital  gain in  excess  of net  long-term  capital  loss are  taxable  as  ordinary  income.
         Dividends from net long-term  capital gain in excess of net short-term  capital loss ("net capital gain"), if any, are taxable to a shareholder as long-term  capital gains for federal  income tax purposes  without regard to the length of time a  shareholder  has held  shares of the  Portfolio.  The  federal  income tax status of all distributions will be reported to shareholders annually.

         Upon a  redemption,  exchange or other  disposition  of shares of a  Portfolio  in a  transaction  that is treated  as a sale for tax  purposes,  a  shareholder  that is  subject to tax  generally  will  realize a taxable gain or loss on the difference  between the redemption  proceeds and the  shareholder's  tax basis in his or her  shares.  Generally,  no gain or loss,  should  result  upon a  redemption  of shares of the
         Portfolio,  provided that the  Portfolio  maintains  constant net asset value per share.  If a shareholder receives  (or is deemed to receive) a  distribution  taxable as  long-term  capital  gain with  respect to shares of the Portfolio and redeems or exchanges the shares  without  having held the shares for more than six months,  then any loss on the redemption or exchange will be treated as long-term  capital loss to the extent of the  capital  gain  distribution.  In  addition,  any loss  realized  on a  redemption  or other disposition of shares may be disallowed  under "wash sale" rules to the extent the shares  disposed of are replaced with other  investments in the same Portfolio  (including  those made pursuant to reinvestment of dividends  and/or  capital  gain  distributions)  within a period of 61 days  beginning 30 days before and ending 30 days after the  redemption or other  disposition  of the shares.  In such a case, the disallowed portion of any loss generally would be included in the federal income tax basis of the shares acquired.

         Shareholders  may be  subject  to 30% backup  withholding  on  reportable  payments  including  dividends, capital gain  distributions,  and (except in the case they maintain a constant net asset value per share), the proceeds of  redemptions  and  exchanges,  if they fail to furnish the  Portfolio  with their  correct taxpayer identification number and certain  certifications.  The Portfolio may nevertheless be required to withhold if it receives  notice from the Internal  Revenue Service or a broker that the number provided is incorrect  or back  withholding  is  applicable  as a result of  previous  underreporting  of  interest or dividend income.

         The foregoing  discussion is only a summary of certain  federal  income tax issues  generally  affecting a
         Portfolio  and its  shareholders  who are  U.S.  persons  (i.e.,  U.S.  citizens  or  residents  and  U.S.
         corporations,  partnerships,  trusts or estates)  and who are  subject to U.S.  federal  income tax.  This discussion  does not  address  special  tax rules  applicable  to certain  classes of  investors,  such as tax-exempt or  tax-deferred  plans,  accounts or entities,  insurance  companies,  securities  dealers and financial institutions.

         Non-U.S.  investors  may be subject to different  federal  income tax  treatment.  These  investors may be subject to a  nonresident  alien  withholding  tax at the rate of 30% (or a lower rate under an applicable tax  treaty)  on amounts  treated as  ordinary  dividends  from the  Portfolio  and,  unless an  effective
         Internal  Revenue Service Form W-8BEN or other  authorized  withholding  certificate is on file, to backup withholding  at the rate of 30% on certain other payments from the Portfolio.  Non-U.S.  investors  should consult  their  tax  advisers  regarding  such  treatment  and the  application  of  foreign  taxes  to an investment  in the  Portfolio.  Depending  upon the  extent of the  Portfolio's  activities  in states and localities in which its offices are maintained,  its agents or independent  contractors are located, or it is  otherwise  deemed to be  conducting  business,  the  Portfolio  may be subject to the tax laws of such states or localities.  A state income (and possible local income) tax exemption is generally  available to the extent the  Portfolio's  distributions  are derived  from  interest  on  investments  in certain  U.S.
         government obligations, provided that in some states certain additional requirements must be satisfied.

         Circumstances  among  investors may vary,  and each investor is encouraged to discuss an investment in the
         Portfolio  with the  investor's  tax adviser  regarding  the  applicable  requirements  in the  investor's particular  state,  as well as the federal,  and any other state or local,  tax  consequences of ownership of, and receipt of distributions from, the Portfolio in the investor's particular circumstances.

ITEM 19. UNDERWRITERS

         Not Applicable.

ITEM 20. CALCULATION OF PERFORMANCE DATA

         Not Applicable.

ITEM 21. FINANCIAL STATEMENTS

         The Portfolio will commence operations on September 1, 2004, and as such it does not have current financial statements to include in the Portfolio's  Annual Report to  Shareholders,  which when  appropriate will be filed with the SEC and will be incorporated into this SAI by reference.

                                                     APPENDIX

         RATINGS OF DEBT INSTRUMENTS

         MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") - LONG TERM DEBT RATINGS. The following is a description of
         Moody's debt instrument ratings.

         Aaa - Bonds that are rated Aaa are judged to be of the best  quality.  They carry the  smallest  degree of investment  risk and are  generally  referred to as "gilt  edged."  Interest  payments are  protected by a large or exceptionally  stable margin, and principal is secure.  While the various protective elements are likely to change,  such changes as can be visualized are most unlikely to impair the fundamentally  strong position of such issues.

         Aa - Bonds that are rated Aa are  judged to be of high  quality by all  standards.  Together  with the Aaa group they  comprise  what are generally  known as  high-grade  bonds.  They are rated lower than the best bonds because  margins of protection may not be as large as in Aaa  securities,  fluctuation of protective elements may be of greater  amplitude,  or there may be other  elements  present  that make the  long-term risk appear somewhat larger than that of the Aaa securities.

         A - Bonds that are rated A possess  many  favorable  investment  attributes  and are to be  considered  as upper-medium-grade  obligations.  Factors  giving  security  to  principal  and  interest  are  considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

         Moody's applies numerical  modifiers 1, 2 and 3 in each generic rating  classification  from Aa through B.
         The modifier 1 indicates that the obligation ranks in the higher end of its generic rating  category;  the modifier 2 indicates a midrange  ranking;  and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         STANDARD & POOR'S RATING GROUP  ("S&P").  S&P's ratings are based,  in varying  degrees,  on the following considerations:  (i) the  likelihood  of default - - capacity  and  willingness  of the  obligor as to the timely  payment of interest and  repayment of principal in  accordance  with the terms of the  obligation;
         (ii) the nature of and provisions of the  obligation;  and (iii) the protection  afforded by, and relative position of, the obligation in the event of bankruptcy,  reorganization,  or other  arrangement  under the laws of bankruptcy and other laws affecting creditors' rights.

         AAA - Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated AA has a very strong  capacity to pay  interest and repay  principal  and differs from the highest rated issues only in small degree.

         A - Debt rated A has a strong capacity to pay interest and repay  principal,  although it is somewhat more susceptible  to the adverse  effects of changes in  circumstances  and  economic  conditions  than debt in higher rated categories.

         Plus (+) or minus (-):  The  ratings  from AA to CCC may be  modified  by the  addition of a plus or minus sign to show relative standing within the major rating categories.

         RATINGS OF COMMERCIAL PAPER

         MOODY'S.  Moody's  short-term  debt  ratings are  opinions  of the ability of issuers to repay  punctually senior debt  obligations.  These  obligations  have an original  maturity not exceeding  one year,  unless explicitly  noted.  Moody's employs the following three  designations,  all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

         Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations.  Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o        Leading market positions in well-established industries.

         o        High rates of return on funds employed.

         o        Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

         o        Well-established access to a range of financial markets and assured sources of alternate liquidity.

         Issuers  rated  Prime-2  (or  supporting  institutions)  have a strong  ability  for  repayment  of senior short-term debt obligations.  This will normally be evidenced by many of the  characteristics  cited above but to a lesser  degree.  Earnings  trends  and  coverage  ratios,  while  sound,  may be more  subject to variation.  Capitalization  characteristics,  while still  appropriate,  may be more  affected by external conditions. Ample alternative liquidity is maintained.

         Issuers rated Not Prime do not fall within any of the Prime rating categories.

         S&P. An S&P  commercial  paper rating is a current  assessment of the likelihood of timely payment of debt considered  short-term in the relevant market.  Ratings are graded into several  categories,  ranging from
         A-1 for the highest quality obligations to D for the lowest. These categories are as follows:

         A-1 - This highest category indicates that the degree of safety regarding timely payment is strong.
         Those issues determined to possess extremely strong safety characteristics are deemed with a plus sign
         (+) designation.

         A-2 - Capacity for timely payment on issues with this designation is satisfactory.  However,  the relative degree of safety is not as high as for issues designated A-1.

         FITCH,  INC.  ("FITCH").  Commercial paper rated by Fitch reflects Fitch's current appraisal of the degree of assurance of timely  payment of such debt. An appraisal  results in the rating of an issuer's  paper as
         F-1, F-2, F-3, or F-4.

         F-1 - This designation indicates that the commercial paper is regarded as having the strongest degree of assurance for timely payment.

         F-2 - Commercial paper issues assigned this rating reflect an assurance of timely payment only slightly less in degree than those issues rated F-1.

                                                      PART C

ITEM 22. EXHIBITS

         (a)      Declaration of Trust, effective as of August 5, 2004, filed herewith.

         (b)      By-Laws filed herewith.

         (c)      None.

         (d)      Investment Advisory Agreement between Thrivent Financial Securities Lending Trust and
                  Thrivent Financial for Lutherans filed herewith.

         (e)      Not Applicable.

         (f)      Not Applicable.

         (g)      Form of Custodian Agreement between Thrivent Financial Securities Lending Trust and State Street Bank
                  and Trust Company filed herewith.

         (h)(1)   Form of Transfer Agency Agreement between Thrivent Financial Securities Lending Trust and State Street
                  Bank and Trust Company filed herewith.

         (2)      Administration Contract between Thrivent Financial Securities Lending Trust and Thrivent Investment
                  Management Inc. filed herewith.

         (i)      Not Applicable.

         (j)      Not Applicable.

         (k)      Not Applicable.

         (l)      None.

         (m)      Not Applicable.

         (n)      Not Applicable.

         (o)      Not Applicable.

         (p)      Not Applicable.  (The Trust is a Money Market Fund.)

         (q)      Powers of attorney filed herewith.

ITEM 23. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         Registrant is a Massachusetts business trust organized on August 5, 2004,  Registrant's sponsor,  Thrivent
         Financial for Lutherans  ("Thrivent  Financial"),  is a fraternal benefit society organized under the laws of the State of Wisconsin  and is owned by and operated for its  members.  It has no  stockholders  and is not subject to the control of any affiliated persons.

         The  following  list shows the  relationship  of each  wholly-owned  direct  and  indirect  subsidiary  to
         Thrivent Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis.

------------------------------------------ ------------------------------------------- -----------------------
       Thrivent Financial Entities                      Primary Business               State of Incorporation
------------------------------------------ ------------------------------------------- -----------------------
------------------------------------------ ------------------------------------------- -----------------------
Thrivent Financial for Lutherans           Fraternal benefit society offering          Wisconsin
                                           financial services and products
------------------------------------------ ------------------------------------------- -----------------------
    -------------------------------------- ------------------------------------------- -----------------------

    Thrivent Financial Holdings, Inc.      Holding Company with no independent         Delaware
                                           operations
    -------------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Thrivent Financial Bank            Federally chartered bank                    Federal Charter

        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Thrivent Investment Management     Broker-dealer and Investment adviser        Delaware
        Inc.

        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        North Meadows Investment Ltd.      Organized for the purpose of holding and    Wisconsin
                                           investing in real estate
        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Thrivent Service Organization,     Organized for the purpose of owning bank    Wisconsin
        Inc.                               account withdrawal authorizations
        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Thrivent Life Insurance Company    Life insurance company                      Minnesota
        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Thrivent Financial Investor        Transfer agent for The Lutheran             Pennsylvania
        Services Inc.                      Brotherhood Family of Funds
        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Thrivent Property & Casualty       Auto and homeowners insurance company       Minnesota
        Insurance Agency, Inc.
        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        Field Agents' Brokerage Company    Licensed Life and Health Agency             Minnesota
        ---------------------------------- ------------------------------------------- -----------------------
        ---------------------------------- ------------------------------------------- -----------------------

        MCB Financial Services, Inc.       Not formally engaged in business            Minnesota
        ---------------------------------- ------------------------------------------- -----------------------

ITEM 24. INDEMNIFICATION

         Under Article 5.3 of the  Registrant's  Declaration of Trust,  the Trust shall  indemnify any  indemnitee, for covered expenses  (expenses,  judgments,  fines and amounts paid in settlement actually and reasonably incurred  by an  indemnitee  in  connection  with a covered  proceeding)  in any covered  proceeding  (any threatened,  pending or completed action, suit or proceeding,  whether civil, criminal,  administrative or investigative,  to which an indemnitee is or was a party or is threatened to be made a party),  whether or not there is an adjudication  of liability as to such  indemnitee,  if a determination  has been made that the  indemnitee  was not liable by reason of disabling  conduct,  by (i) a final  decision of the court or other body before which the covered  proceeding was brought;  or (ii) in the absence of such  decision,  a reasonable  determination,  based on a review of the  facts,  by either  (a) the vote of a  majority  of a quorum of Trustees  who are neither  "interested  persons",  as defined in the 1940 Act nor parties to the covered  proceeding or (b) an independent legal counsel in a written opinion;  provided that such Trustees or counsel, in reaching such  determination,  may need not presume the absence of disabling conduct on the part of the indemnitee by reason of the manner in which the covered proceeding was terminated.

         Covered  expenses  incurred by an indemnitee in connection with a covered  proceeding shall be advanced by the Trust to an indemnitee  prior to the final  disposition  of a covered  proceeding  upon the request of the  indemnitee  for such  advance  and the  undertaking  by or on behalf of the  indemnitee  to repay the
         advance  unless  it  is  ultimately   determined  that  the  indemnitee  is  entitled  to  indemnification thereunder,  but only if one or more of the  following is the case:  (i) the  indemnitee  shall  provide a security for such  undertaking;  (ii) the Trust shall be insured  against losses arising out of any lawful advances;  or (iii) here  shall  have been a  determination,  based on a review of the  readily  available facts (as opposed to a fully  trial-type  inquiry)  that there is a reason to believe that the  indemnitee ultimately  will be found entitled to  indemnification  by either  independent  legal counsel in a written opinion or by the vote of a majority  of a quorum of  trustee  who are  neither  "interested  persons'  as defined in the 1940 Act nor parties to the covered proceeding.

ITEM 25. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

         See  "Management  of the Trust" in Part B.  Information as to the directors and officers of the Adviser is included in its Form ADV filed with the SEC and is incorporated herein by reference thereto.

ITEM 26. PRINCIPAL UNDERWRITERS

         Not Applicable.

ITEM 27. LOCATION OF ACCOUNTS AND RECORDS

         All accounts,  books,  records and documents  required pursuant to Section 31(a) of the Investment Company
         Act of 1940, as amended,  and the rules promulgated  thereunder are maintained in the physical  possession of Thrivent Financial at 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

ITEM 28. MANAGEMENT SERVICES

         None.

ITEM 29. UNDERTAKINGS

         Not Applicable.

SIGNATURES

         Pursuant to the  requirements of the Investment  Company Act of 1940, the Registrant,  Thrivent  Financial
         Securities  Lending Trust, has duly caused this  Registration  Statement to be signed on its behalf by the undersigned,  duly  authorized,  in the City of  Minneapolis  and  State of  Minnesota  on the 25th day of
         August, 2004.

THRIVENT FINANCIAL SECURITIES LENDING TRUST

By:      /s/ John C. Bjork
         ----------------------------------------------------
         John C. Bjork, Assistant Secretary

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature                                            Title

*                                                    President and Trustee (Principal Executive Officer)
-------------------------------------
Pamela J. Moret

*                                                    Treasurer (Principal Financial and Accounting Officer)
-------------------------------------
Charles D. Gariboldi

*                                                    Trustee
-------------------------------------
F. Gregory Campbell

*                                                    Trustee
-------------------------------------
Herbert F. Eggerding, Jr.

*                                                    Trustee
-------------------------------------
Noel K. Estenson

*                                                    Trustee
-------------------------------------
Richard L. Gady

*                                                    Trustee
-------------------------------------
Connie M. Levi

*                                                    Trustee
-------------------------------------
Edward W. Smeds

*John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named
Trustees and Officers of Thrivent Financial Securities Lending Trust pursuant to the powers of attorney duly executed by such persons.

Dated:  August 25, 2004            /s/ John C. Bjork
                                   -------------------------------------
                                   John C. Bjork
                                   Attorney-in-Fact

EXHIBIT LIST

Item No.                   Exhibit
----------------------------------------------------------------------------------------------------------
Exhibit (a)                Declaration of Trust of Thrivent Financial Securities Lending Trust

Exhibit (b)                Thrivent Financial Securities Lending Trust By-Laws

Exhibit (d)                Investment Advisory Agreement between Thrivent Financial Securities Lending Trust and
                           Thrivent Financial for Lutherans

Exhibit (g)                Form of Custodian Agreement between Thrivent Financial Securities Lending Trust and State
                           Street Bank and Trust Company

Exhibit (h)(1)             Form of Transfer Agency Agreement between Thrivent Financial Securities Lending Trust and
                           State Street Bank and Trust Company

Exhibit (h)(2)             Administration Contract between Thrivent Financial Securities Lending Trust and
                           Thrivent Investment Management Inc.

Exhibit (q)                Powers of Attorney